Minimum cash and minimum capital	12 Months Ended
Dec. 31, 2025
Minimum Cash And Minimum Capital [Abstract]
Minimum cash and minimum capital	Minimum cash and minimum capital
a)Minimum cash
The BCRA establishes different regulations to be observed by financial institutions, mainly regarding solvency levels, liquidity and credit assistance levels.
Minimum cash regulations set forth an obligation to keep liquid assets in relation to deposits and other obligations recorded for each period on an individual basis. The items included for the purpose of meeting that requirement are detailed below:

Accounts	December 31, 2025	December 31, 2024
Balances at the BCRA
BCRA – current account - not restricted	2,165,865,584	996,656,856
BCRA – special guarantee accounts – restricted	347,046,379	278,581,901
	2,512,911,963	1,275,238,757
Government securities in pesos – Measured at fair value through OCI (1)	2,384,960,753	2,634,765,198
Government securities in pesos – Measured at amortized cost (1)	583,978,156	210,350,998
TOTAL	5,481,850,872	4,120,354,953
(1) See detail of securities considered, as of December 31, 2025, in Note 38, identified with the reference (1).
b)Minimum capital
Minimum capital requirements are determined on the basis of the implicit risks to which the Group is exposed (credit risk, market risk and operational risk). The minimum capital will be the higher of the minimum capital fixed by the BCRA and the capital requirements for credit risk, market risk (requirement for daily positions in eligible instruments) and operational risk. These requirements must be complied with on both an individual and a consolidated basis.
For the purposes of calculating capital requirements, there is recognition of certain risk mitigation techniques such as collateralization, personal guarantees and credit derivatives. Provided that certain criteria are met financial institutions may opt for either the simple approach (or risk weighting substitution) or for the comprehensive approach, which allows reducing the exposure amount up to the value ascribed to the collateral. Off-balance sheet transactions (including loan commitments) must be converted into credit exposure equivalents through the use of credit conversion factors (CCF). The higher the chance of financing an off-balance sheet transaction, the higher the conversion factor will be. Then, the credit exposure equivalent is weighted based on counterparty risk.
Minimum capital must be, at least, the greater of:
•Minimum basic capital, and
•The sum of minimum capital required for credit risk, market risk and operational risk.
Minimum capital requirement for credit risk will be determined as the sum of:
a)8% of the sum of credit-risk-weighted asset transactions without delivery against payment;
b)failed delivery-against-payment transactions; and
c)requirement for counterpart credit risk in transactions with over-the-counter derivatives.
The sum of (a), (b) and (c) is multiplied by a coefficient which varies from 1 to 1.19 based on the rating the Bank is granted by BCRA.
Minimum Capital Requirement for Market Risk: BCRA imposes additional minimum capital requirements in relation to market risk associated with positions held by financial institutions in “local assets”, “foreign assets”, “foreign currency” and “gold”, including derivatives bought or sold on such positions.
The positions under consideration must be separated according to the currency of issue of each instrument, regardless of the issuer’s residence. In the cases of assets expressed in foreign currency, the Group must consider the risk for two positions: that which corresponds to the assets and the position in foreign currency, the relevant capital requirement being determined on the basis of the latter. The value of all positions will be expressed in pesos by using the reference exchange rate published by the BCRA for the U.S. dollar, after application of the swap rate corresponding to the other currencies.
Minimum Capital Requirement for Operational Risk: Operational risk is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The definition includes legal risk but excludes strategic and reputational risk. Financial institutions must establish a system for the management of operational risk that includes policies, processes, procedures and the structure for their adequate management.
Any defects of application derived from the requirement of additional capital will not make the financial institution fall into noncompliance with the Minimum Capital Regulations, even if they are not allowed to distribute cash dividends and pay fees, ownership interest or bonuses originated in the bank’s distribution of results.
The breakdown of minimum capital at consolidated level is detailed below:

Minimum capital requirements	December 31, 2025	December 31, 2024
Credit risk	(1,374,859,632)	(953,336,529)
Operational risk	(55,753,191)	(334,047,946)
Market risk	(5,092,953)	(3,296,094)
Total capital	3,047,646,503	3,024,195,815
Excess capital	1,611,940,727	1,733,515,246